Cover	Dec. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2025
Entity Registrant Name	Compass, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40291
Entity Tax Identification Number	30-0751604
Entity Address, Address Line One	110 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
Local Phone Number	982-0353
City Area Code	(646)
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	COMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001563190
Amendment Flag	false